Credit card receivables (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	$ 1,493,995	$ 794,570
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	467,616	239,306
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	569,485	325,020
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	456,894	230,244
Strong Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 10,012,573	$ 6,644,920
Gross exposures (percent)	46.00%	45.50%
Credit Loss Allowance	$ 204,331	$ 126,401
Credit Loss Allowance, Percentage	5.80%	5.30%
Coverage Ratio (%)	2.00%	1.90%
Strong Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 10,012,568	$ 6,628,863
Gross exposures (percent)	100.00%	99.80%
Credit Loss Allowance	$ 204,331	$ 126,147
Credit Loss Allowance, Percentage	100.00%	99.80%
Coverage Ratio (%)	2.00%	1.90%
Strong Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 5	$ 16,057
Gross exposures (percent)		0.20%
Credit Loss Allowance		$ 254
Credit Loss Allowance, Percentage		0.20%
Coverage Ratio (%)		1.60%
Satisfactory Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 6,766,135	$ 4,304,062
Gross exposures (percent)	31.10%	29.40%
Credit Loss Allowance	$ 574,635	$ 324,830
Credit Loss Allowance, Percentage	16.30%	13.60%
Coverage Ratio (%)	8.80%	7.50%
Satisfactory Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 6,517,743	$ 4,170,990
Gross exposures (percent)	96.30%	96.90%
Credit Loss Allowance	$ 553,357	$ 315,603
Credit Loss Allowance, Percentage	96.20%	97.20%
Coverage Ratio (%)	8.50%	7.60%
Satisfactory Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 248,392	$ 133,072
Gross exposures (percent)	3.70%	3.10%
Credit Loss Allowance	$ 21,278	$ 9,227
Credit Loss Allowance, Percentage	3.80%	2.80%
Coverage Ratio (%)	8.60%	6.90%
Higher Risk Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 4,972,518	$ 3,670,330
Gross exposures (percent)	22.90%	25.10%
Credit Loss Allowance	$ 2,749,035	$ 1,938,295
Credit Loss Allowance, Percentage	77.90%	81.10%
Coverage Ratio (%)	55.30%	52.80%
Higher Risk Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,062,705	$ 1,049,233
Gross exposures (percent)	21.40%	28.60%
Credit Loss Allowance	$ 209,143	$ 229,234
Credit Loss Allowance, Percentage	7.70%	11.80%
Coverage Ratio (%)	19.70%	21.80%
Higher Risk Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,931,413	$ 1,228,767
Gross exposures (percent)	38.80%	33.50%
Credit Loss Allowance	$ 835,411	$ 436,515
Credit Loss Allowance, Percentage	30.40%	22.50%
Coverage Ratio (%)	43.30%	35.50%
Higher Risk Credit One [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,978,400	$ 1,392,330
Gross exposures (percent)	39.80%	37.90%
Credit Loss Allowance	$ 1,704,481	$ 1,272,546
Credit Loss Allowance, Percentage	62.00%	65.70%
Coverage Ratio (%)	86.20%	91.40%
Total [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 21,751,226	$ 14,619,312
Gross exposures (percent)	100.00%	100.00%
Credit Loss Allowance	$ 3,528,001	$ 2,389,526
Credit Loss Allowance, Percentage	100.00%	100.00%
Coverage Ratio (%)	16.20%	16.30%